Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						2/15/2013
2	Collection Period					1/1/2013	1/31/2013	31
3	Monthly Interest Period-Actual					1/15/2013	2/14/2013	31
4	Monthly Interest - Scheduled					1/15/2013	2/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	651,490.85	—	—	651,490.85	—	—
6	Class A-2 Notes	200,000,000.00	200,000,000.00	—	—	19,986,045.32	180,013,954.68	0.9000698
7	Class A-3 Notes	203,670,000.00	203,670,000.00	—	—	—	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	—	—	—	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	464,321,490.85	0.00	0.00	20,637,536.17	443,683,954.68
10	Class B Notes	30,450,000.00	30,450,000.00	—	—	—	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	494,771,490.85	$0.00	$0.00	$20,637,536.17	474,133,954.68

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall

16	Class A-1 Notes	0.32800%	184.01	0.0010243	651,490.85	3.6266469	0.00
17	Class A-2 Notes	0.71000%	118,333.33	0.5916667	19,986,045.32	99.9302266	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		329,361.59	0.5119796	20,637,536.17	32.0802353	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		367,170.34	0.5449572	20,637,536.17	30.6303968	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	534,368,608.25				515,794,825.69

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	573,105,361.88
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	413,912,957.04

			Units	Securitization Value
27	Securitization Value — Beginning of Period		33,937	593,742,898.05
28	Depreciation/Payments			(7,487,703.25)
29	Gross Credit Losses		(68)	(1,225,361.95)
30	Scheduled & Early Terminations		(471)	(5,112,361.52)
31	Payoff Units & Lease Reversals		(475)	(6,812,109.45)
32	Repurchased Leases		—	—

33	Securitization Value - End of Period		32,923	573,105,361.88

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				494,785.75

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(14,328.78)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.5% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	32,369	99.41%	565,571,787.49
41	31 - 60 Days Delinquent	150	0.46%	2,584,250.53
42	61 - 90 Days Delinquent	35	0.11%	639,442.75
43	91+ Days Delinquent	7	0.02%	56,940.76

44	Total	32,561	100.00%	568,852,421.53

45	Current Period Net Residual Losses/(Gains)				(767,230.33)

46	Current Period Net Credit Losses/(Gains)				182,034.70

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	24,917,485.71

48	Investment Earnings on Collection Account	1,462.36

49	Total Collected Amounts, prior to Servicer Advances	24,918,948.07

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	24,918,948.07

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	494,785.75
53	Interest on the Exchange Note - to the Trust Collection Account	663,507.69
54	Principal on the Exchange Note - to the Trust Collection Account	18,573,782.56
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,889,502.27
56	Remaining Funds Payable to Trust Collection Account	1,297,369.80

57	Total Distributions	24,918,948.07

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	24,424,162.32

59	Investment Earnings on Reserve Account	267.61

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	24,424,429.93

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	24,739.29
63	Class A Noteholders’s Interest Distributable Amount	329,361.59
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	20,637,536.17
69	Remaining Funds Payable to Certificateholder	3,394,984.13

70	Total Distributions	24,424,429.93